Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net	Goodwill and Intangible Assets, Net
Recoverability of Goodwill and Indefinite-lived Intangible Assets

As of March 31, 2021, the Company quantitatively tested the recoverability of its goodwill and indefinite-lived intangible assets in the International RAC segment due to continued adverse impacts from COVID-19 and the Company's reduction in cash flow projections. The quantitative fair value test utilized the Company's most recent cash flow projections, including a range of potential outcomes, along with a long-term growth rate of 1% and a range of discount rates between 13% and 15%. Based on the quantitative tests, no impairments were recorded in the first quarter of 2021. However, the fair value of certain tradenames, which are indefinite-lived intangible assets, were in excess by 6% of the carrying value of $540 million. As a result of the foregoing considerations, along with the consideration of other indicators noted in Accounting Standards Codification 350 – Intangibles, Goodwill and Other (“ASC 350”), the Company concluded there were no indicators of impairment triggered for the Americas RAC segment in the first quarter of 2021.

Further deterioration in the general economic conditions in the travel industry, the Company’s cash flows and the Company's ability to obtain future financing to maintain its fleet or the weighted average cost of capital assumptions may result in an impairment charge to earnings in future quarters. The Company will continue to closely monitor actual results versus its expectations as well as any significant changes in the Company's expected timing of emergence from bankruptcy, market events or conditions, including the impact of COVID-19 on the Company's business and the travel industry, and the resulting impact to its assumptions about future estimated cash flows and the weighted average cost of capital. If the Company's expectations of the operating results, both in magnitude or
timing, do not materialize, or if its weighted average cost of capital increases, the Company may be required to record goodwill and indefinite-lived intangible asset impairment charges, which could be material.	Goodwill and Intangible Assets, Net
Technology-related Intangible and Other Assets

Due to uncertainty surrounding the Company's financial ability to complete certain information technology projects as a result of COVID-19 and the filing of the Chapter 11 Cases, as disclosed in Note 1, "Background," the Company concluded in the second quarter of 2020 that there was an impairment of such technology-related intangible assets and capitalized cloud computing implementation costs. In the second quarter of 2020, the Company recorded an impairment charge of $193 million in its corporate operations, representing an impairment of the carrying value of the abandoned portion of such assets as of June 30, 2020 of $124 million and $69 million of technology-related intangible assets and other assets, respectively.

Recoverability of Goodwill and Indefinite-lived Intangible Assets

The Company tests the recoverability of its goodwill and indefinite-lived intangible assets by performing an impairment analysis on an annual basis, as of October 1, and at interim periods when circumstances require as a result of a triggering event, as defined by ASC 350. The Company considered factors such as, but not limited to, its expectations of projected revenues, expenses and cash flows, reflecting the expected duration and extent of impact to its business, customers, economy and the travel industry from COVID-19, and the impact of the Chapter 11 Cases.

The Company performed the goodwill impairment analyses using the income approach, a measurement using level 3 inputs under the U.S. GAAP fair value hierarchy. In performing the impairment analyses, the weighted-average cost of capital used in the discounted cash flow model was calculated based upon the fair value of the Company's debt and stock price with a debt to equity ratio comparable to the vehicle rental car industry. This present value model requires management to estimate future cash flows and forecasted earnings before interest, taxes, depreciation and amortization ("EBITDA") margins and capital investments of each reporting unit. The assumptions the Company used to estimate future cash flows and EBITDA margins are consistent with the assumptions that the reporting units use for internal planning purposes, which the Company believes would be generally consistent with that of a market participant. The discount rate used for each reporting unit ranged from 12.5% to 14.0%. All reporting units that have goodwill were noted to have a fair value that exceeded their carrying values. Each of the Company's reporting units had fair values that exceeded their respective carrying values by more than 20%.

The Company performed the intangible impairment analyses for indefinite-lived intangible assets using the relief-from-royalty income approach, a measurement using level 3 inputs under the U.S. GAAP fair value hierarchy. The Company considered consistent factors as described above related to goodwill in addition to royalty rates. The assumptions the Company uses to estimate royalty rates are consistent with the assumptions that the reporting units use for internal planning purposes, which the Company believes would be generally consistent with that of a market participant. The discount rate used for each indefinite-lived intangible ranged from 13% to 14.0%. All indefinite-lived intangibles were noted to have a fair value that exceeded their carrying values, except for the Hertz tradename in the Company's International RAC segment where the Company recorded an impairment charge of $20 million. Each of the Company's other indefinite-lived intangible assets had fair values that exceeded their respective carrying values by more than 10%, except in the Company’s historical U.S. RAC segment which was in excess by 7% of the carrying value of $934 million.

Further deterioration in the general economic conditions in the travel industry, the Company’s cash flows and the Company's ability to obtain future financing to maintain its fleet or the weighted average cost of capital assumptions may result in an impairment charge to earnings in future quarters. The Company will continue to closely monitor actual results versus its expectations as well as any significant changes in market events or conditions, including the impact of COVID-19 on the Company's business and the travel industry, and the resulting impact to its assumptions about future estimated cash flows and the weighted average cost of capital. If the Company's expectations of the operating results, both in magnitude or timing, do not materialize, or if its weighted average cost of capital increases, the Company may be required to record goodwill and indefinite-lived intangible asset impairment charges, which could be material.

Goodwill

The following summarizes the changes in the Company's goodwill, by segment:

(In millions)	Americas RAC	International RAC	All Other Operations	Total
Balance as of January 1, 2020
Goodwill	$1,029	$236	$36	$1,301
Accumulated impairment losses	—	(218)	—	(218)
	1,029	18	36	1,083
Goodwill acquired and other changes during the period(1)	—	(2)	(36)	(38)
	—	(2)	(36)	(38)
Balance as of December 31, 2020
Goodwill	1,029	236	—	1,265
Accumulated impairment losses	—	(220)	—	(220)
	$1,029	$16	$—	$1,045

(1)Goodwill associated with the Company's All Other Operations segment, was classified as held for sale as of December 31, 2020, as disclosed in Note 3, "Divestitures."

(In millions)	Americas RAC	International RAC	All Other Operations	Total
Balance as of January 1, 2019
Goodwill	$1,029	$236	$36	$1,301
Accumulated impairment losses	—	(218)	—	(218)
	1,029	18	36	1,083
Goodwill acquired and other changes during the period	—	—	—	—
	—	—	—	—
Balance as of December 31, 2019
Goodwill	1,029	236	36	1,301
Accumulated impairment losses	—	(218)	—	(218)
	$1,029	$18	$36	$1,083
Intangible Assets, Net

Intangible assets, net, consisted of the following major classes:

	December 31, 2020
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$268	$(268)	$—
Concession rights	414	(371)	43
Technology-related intangibles(1)	359	(232)	127
Other(2)	60	(56)	4
Total	1,101	(927)	174
Indefinite-lived intangible assets:
Tradenames	2,794	—	2,794
Other(3)	24	—	24
Total	2,818	—	2,818
Total intangible assets, net	$3,919	$(927)	$2,992

	December 31, 2019
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$333	$(313)	$20
Concession rights	414	(324)	90
Technology-related intangibles(1)	515	(236)	279
Other(2)	74	(64)	10
Total	1,336	(937)	399
Indefinite-lived intangible assets:
Tradenames	2,814	—	2,814
Other(3)	25	—	25
Total	2,839	—	2,839
Total intangible assets, net	$4,175	$(937)	$3,238
(1)    Technology-related intangibles include software not yet placed into service.
(2)     Other amortizable intangible assets primarily include reacquired franchise rights.
(3)     Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

	Years Ended December 31,
(In millions)	2020	2019	2018
Amortization of intangible assets	$96	$81	$89
The following table summarizes the Company's expected amortization expense based on its amortizable intangible assets as of December 31, 2020:

(In millions)
2021	$85
2022	33
2023	24
2024	17
2025	7
After 2025	8
Total expected amortization expense	$174